Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Termination payments revenue		$ 198.8	$ 74.7	$ 0.0
Related party other revenues		12.3	13.4	0.0
Total	[1]	$ 211.1	$ 88.1	$ 0.0

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".